Investments in Entities and its Valuations (Tables)	12 Months Ended
Mar. 31, 2019
Investments in Entities and its Valuations [Abstract]
Schedule of investments
	March 31, 2019	March 31, 2018
JiaXing YiTou ShangMa Investments Limited Partnership Company	$-	$75,547
Total, net	$-	$75,547